Reclamation Provision (Tables)	9 Months Ended
Sep. 30, 2026
Reclamation Provision
Sechedule of reclamation provision
	September 30, 2026	December 31, 2025
Balance at beginning of the period	$2,921	$2,062
Changes in estimates	-	349
Unwinding of discount	204	204
Effect of movements in exchange rates	(25)	306
Balance at end of the period	$3,100	$2,921